Summary of Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Adjustments resulting from foreign currency translations	Amounts charged or credited to the Consolidated Statements of Operations for the years ended December 31, 2024, December 31, 2023 and December 31, 2022 were as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Amounts (credited) / charged	$(18,085)	$12,916	$(25,997)

Estimated useful lives of assets	Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Estimated Useful Life
Buildings	40 years
Computer equipment and software	2 - 8 years
Office furniture and fixtures	8 years
Laboratory equipment	5 years
Motor vehicles	5 years

Schedule of Finite-Lived Intangible Assets

Estimated Useful Life
Customer relationships	8 - 23 years
Order backlog	3 - 5 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years
The carrying amount of Intangible Assets for the years ended December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
Cost	(in thousands)
Customer relationships	$4,129,501	$4,090,393
Order backlog	543,933	541,302
Trade names & brands	204,588	204,653
Patient database	170,324	170,366
Technology assets	150,658	141,257
Total cost	5,199,004	5,147,971
Accumulated amortization	(1,639,212)	(1,292,106)
Net book value	$3,559,792	$3,855,865